Offerings - Offering: 1	Sep. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.050% Notes due 2030
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 494,765,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 75,748.52
Offering Note	Maximum aggregate offering price is estimated solely for purposes of calculating the registration fee per Rule 457(o). Amount of registration fee is calculated in accordance with Rule 457(o), based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act of 1933, as amended (the Securities Act).